Secured Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Debt Instrument [Line Items]
Secured Borrowings Balance, Net Of Unamortized Debt Discounts

	Net carrying value as of December 31,		Weighted average interest rate (1) as of December 31,		Maturity date
	2013	2012	2013	2012
	(in thousands)
Notes Payable.............................................................................	$ 575,326	$ 639,281	3.63%	3.85%	November 2033
Nord LB Facility...........................................................................	440,456	490,717	4.15%	4.14%	November 2018
CBA Facility...............................................................................	159,802	268,625	4.91%	5.18%	September 2014 – October 2020
Term Loan.................................................................................	465,103	377,646	4.50%	5.75%	August 2019
Fly Acquisition II.........................................................................	126,766	−	4.16%	−	July 2018
Other aircraft secured borrowings...................................................	487,252	276,143	4.71%	5.54%	August 2014 – September 2025

Total.............................................................................................	$ 2,254,705	$ 2,052,412

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(1) Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.

Schedule Of Future Minimum Principal Payments

Year ending December 31,	(Dollars in thousands)
2014.......................................................................................................	$ 235,651
2015.......................................................................................................	248,666
2016.......................................................................................................	196,290
2017.......................................................................................................	182,725
2018.......................................................................................................	490,043
Thereafter.............................................................................................	945,907

Future minimum principal payments due.....................................................	$ 2,299,282

Nord LB Facility [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

Balance as of
	December 31, 2013	December 31, 2012
(in thousands)
Outstanding principal balance...............................	$ 452,371	$ 508,942
Unamortized debt discount...................................	(11,915)	(18,225)

Nord LB Facility balance, net...............................	$ 440,456	$ 490,717

BOS Facility [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

	Balance as of
	December 31, 2013	December 31, 2012
	(in thousands)
Outstanding principal balance:
Senior tranches.........................................................	$ 30,512	$ 242,815
Junior tranches.........................................................	5,900	32,701
Tranche A.........................................................	87,925	−
Tranche B.........................................................	37,486	−

Total outstanding principal balance...............................	161,823	275,516
Unamortized debt discount.........................................	(2,021)	(6,891)

CBA Facility balance, net.............................................	$ 159,802	$ 268,625

Weighted Average Interest Rates On Senior And Junior Tranche Loans, Excluding Debt Discount Amortization
	Balance as of
	December 31, 2013	December 31, 2012
Fixed rate loans:
Senior tranche...................................................	5.62%	5.88%
Junior tranche.....................................................	7.91%	7.39%
Tranche A.........................................................	6.53%	−
Tranche B.........................................................	4.58%	−

Variable rate loans:
Senior tranche...................................................	–	1.64%
Junior tranche.....................................................	–	2.91%
Tranche A.........................................................	2.66%	−
Tranche B.........................................................	2.66%	−
Facility weighted average interest rate.....................	4.91%	5.18%

Class G One Notes [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

Balance as of
	December 31, 2013	December 31, 2012
(in thousands)
Outstanding principal balance:
Notes issued.............................................................	$ 592,903	$ 660,444
Unamortized discount.................................................	(17,577)	(21,163)

Notes payable, net.....................................................	$ 575,326	$ 639,281

Term Loan [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

Balance as of
	December 31, 2013	December 31, 2012
(in thousands)
Outstanding principal balance...............................	$ 475,313	$ 390,062
Unamortized debt discount...................................	(10,210)	(12,416)

Term loan, net...................................................	$ 465,103	$ 377,646

Other Aircraft Secured Borrowings [Member]
Debt Instrument [Line Items]
Schedule Of Borrowings

	Number of Aircraft Financed	Principal Balance Outstanding as of December 31,		Weighted Average Interest Rates (1)	Maturity Date
		2013	2012
		(in thousands)
GAAM Facility No. 1 (2) .................................................	—	$—	$ 42,090	—	—
GAAM Facility No. 2.......................................................	2	29,095	31,630	6.30%	August 2014 – December 2015
GAAM Note Payable (3)...................................................	4	59,813	65,298	4.57%	December 2015 – January 2018
Aircraft Note Payable (4).................................................	12	401,198	141,357	4.62%	June 2015 – September 2025

Total outstanding principal balance.....................................		$ 490,106	$ 280,375
Unamortized debt discount (2) (3).....................................		(2,854)	(4,232)

Other aircraft secured borrowings balance, net.....................		$ 487,252	$ 276,143

(1)Represents the contractual interest rates.

(2)In connection with the sale of the six aircraft financed by this facility in March 2013, the buyer assumed the debt facility which had an outstanding balance of $38.5 million, net of unamortized discount of $2.9 million. As of December 31, 2012, the unamortized discount associated with GAAM Facility No. 1 totaled $3.2 million.

(3)Includes four loans financing four aircraft. As of December 31, 2013 and 2012, the unamortized discount associated with the GAAM Note Payable totaled $0.6 million and $1.0 million, respectively.

(4)Includes twelve loans arranged in connection with the purchase of aircraft.